Warrants reserve (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Nov. 30, 2021	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 0.94	$ 0.94	$ 1.19
Weighted average remaining contractual life of outstanding share options	3 years 7 months 6 days
Three Year Warrants [Member]
IfrsStatementLineItems [Line Items]
Issaunce of warrants		2,777,268
Warrants exercise price		$ 1.50
Fair value of warrants		$ 400
Dividend yield		0.00%
Risk free interest		0.18%
Volatility		69.00%
Expected life		36 months
Five Year Warrants [Member]
IfrsStatementLineItems [Line Items]
Issaunce of warrants		16,461,539
Warrants exercise price		$ 0.80
Fair value of warrants		$ 7,800
Dividend yield		0.00%
Risk free interest		0.46%
Volatility		62.00%
Expected life		60 months
Five Year Warrants One [Member]
IfrsStatementLineItems [Line Items]
Issaunce of warrants		1,152,307
Fair value of warrants		$ 500
Dividend yield		0.00%
Risk free interest		0.46%
Volatility		62.00%
Expected life		60 months